Employee Benefits Payable	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Employee Benefits Payable
25.	EMPLOYEE BENEFITS PAYABLE
The table below presents the amounts of employee benefits payable as of December 31, 2025 and 2024:

Composition	12/31/2025	12/31/2024
Vacation accrual	128,193,057	135,082,481
Salaries, bonuses and payroll taxes payables (1)	59,507,919	35,024,369

Total	187,700,976	170,106,850

(1)	Includes 24,003,912 corresponding to agreements reached under the restructuring plan mentioned in Note 23.
The Bank has not long-term employee benefits or post-employment benefits as of December 31, 2025 and 2024.